Intangible and Other Assets	12 Months Ended
Dec. 31, 2017
Intangible and other assets
Intangible and other assets

8 – Intangible and other assets

In millions	December 31,	2017	2016
Investments (1)		$73	$68
Intangible assets		62	67
Deferred costs		61	73
Long-term receivables		26	33
Other long-term assets		34	47
Total intangible and other assets		$256	$288

(1)	As at December 31, 2017, the Company had $58 million (2016 - $54 million) of investments accounted for under the equity method and $15 million (2016 - $14 million) of investments accounted for under the cost method. See Note 17 - Financial instruments for the fair value of investments.